Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Prepaid expenses and other current assets

8. Prepaid expenses and other current assets

	December 31,
	2023	2022
	$	$
Prepaid insurance	250	428
Prepaid research and development	1,633	1,998
Other	59	62
	1,942	2,488

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)